United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

Federated Hermes Core Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: Six months ended 2024-06-30

Item 1.	Reports to Stockholders

Mortgage Core Fund

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage Core Fund	$1	0.02%

Key Fund Statistics

Net Assets	$6,005,360,197
Number of Investments	523
Portfolio Turnover	35%
Portfolio Turnover (excluding sales from dollar-roll transactions)	12%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Agency Risk Transfer Securities	0.2%
Non-Agency Mortgage-Backed Securities	1.5%
Asset-Backed Securities	2.0%
Cash Equivalents	2.7%
Collateralized Mortgage Obligations	7.7%
U.S. Government Agency Mortgage-Backed Securities	93.9%

Semi-Annual Shareholder Report

Mortgage Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N200

31866-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

High Yield Bond Core Fund

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Core Fund	$2	0.04%

Key Fund Statistics

Net Assets	$898,425,261
Number of Investments	431
Portfolio Turnover	12%

Fund Holdings

Top Index Classification (% of Net Assets)

Value	Value
Building Materials	3.8%
Consumer Cyclical Services	4.0%
Health Care	4.4%
Packaging	4.5%
Midstream	5.2%
Gaming	5.3%
Automotive	6.1%
Cable Satellite	6.6%
Insurance - P&C	7.4%
Technology	12.5%

Semi-Annual Shareholder Report

High Yield Bond Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N101

31867-A (08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

High Yield Bond Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.6%
	Aerospace/Defense—1.6%
$ 2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 2,540,890
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,298,065
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,849,590
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,623,170
1,100,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,081,100
	TOTAL	14,392,815
	Airlines—0.2%
1,983,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,967,538
	Automotive—6.1%
450,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	460,985
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,698,858
375,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	391,748
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,342,149
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,448,566
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,608,020
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,305,182
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,901,233
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,600,182
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,152,026
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,451,986
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	394,029
3,550,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,512,266
1,575,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,633,655
8,025,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,085,316
3,925,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,367,762
3,575,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	3,467,268
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	407,752
1,850,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,887,381
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	621,824
	TOTAL	54,738,188
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,864,055
	Building Materials—3.8%
325,000	Abc Supply Co., Inc., 144A, 4.000%, 1/15/2028	303,855
3,100,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,775,898
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	479,683
1,175,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,153,294
525,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	433,006
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,231,249
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,220,639
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,961,522
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,781,336
525,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	531,287
675,000	Miter Brands Acquistion Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	680,223
1,950,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,804,516
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,238,271
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,142,943
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	$ 3,332,415
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,452,882
1,900,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,901,697
	TOTAL	34,424,716
	Cable Satellite—6.6%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,279,312
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	3,146,262
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,272,795
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,271,005
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,437,897
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,543,949
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	576,574
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,390,560
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,418,289
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	968,874
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,459,853
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,455,202
3,025,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,104,555
2,275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	826,587
3,450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,305,058
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	328,845
2,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	852,780
1,275,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	792,757
5,100,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,025,110
2,900,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,583,002
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,411,264
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,329,715
600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	574,921
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	940,118
5,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,323,816
5,025,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,566,770
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	598,843
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	806,394
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	846,334
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	831,432
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,048,496
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,340,648
3,750,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,681,564
	TOTAL	59,339,581
	Chemicals—2.7%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,204,263
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	678,350
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,092,818
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,629,294
4,700,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	4,082,984
1,350,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,362,176
275,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	273,582
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,774,195
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,186,676
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	760,976
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 1,937,776
	TOTAL	23,983,090
	Construction Machinery—0.8%
2,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,281,144
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	544,364
1,225,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,094,000
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,067,085
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,097,363
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	829,380
	TOTAL	6,913,336
	Consumer Cyclical Services—4.0%
14,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	13,971
1,200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	1,204,202
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,959,215
3,250,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,233,555
3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,950,203
3,500,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,253,458
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,147,530
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,279,088
2,453,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,466,717
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,082,218
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,335,171
1,775,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,572,314
1,700,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,631,357
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,441,136
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,436,756
	TOTAL	36,006,891
	Consumer Products—1.6%
6,500,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,304,689
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,335,997
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	292,950
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,777,134
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,007,388
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	649,838
	TOTAL	14,367,996
	Diversified Manufacturing—1.3%
5,750,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	5,802,049
225,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	227,953
1,150,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,171,494
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	879,255
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,037,070
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,954,965
	TOTAL	12,072,786
	Finance Companies—2.9%
4,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	5,034,416
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	228,967
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	231,527
1,425,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,507,636
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	826,919
575,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	549,487
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 4,450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	$ 4,067,096
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	575,217
600,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	544,758
5,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,579,485
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,918,915
2,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,632,828
2,925,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,781,355
900,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	879,426
	TOTAL	26,358,032
	Food & Beverage—1.7%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,718,338
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,277,583
1,925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,884,487
1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,127,868
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,424,168
2,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,970,712
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,324,805
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,803,708
1,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,126,035
	TOTAL	15,657,704
	Gaming—5.3%
2,100,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,855,204
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	988,454
1,675,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,519,225
1,400,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	1,431,228
1,975,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	1,985,979
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,706,597
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	763,011
3,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,196,158
775,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	791,284
2,775,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	2,836,286
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	258,509
2,775,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	2,763,996
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,144,283
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,175,710
2,300,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,362,158
3,875,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	3,326,360
2,400,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	2,323,888
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,706,849
975,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	970,918
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,225,958
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	633,462
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,506,336
2,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	2,101,148
	TOTAL	47,573,001
	Health Care—4.4%
2,400,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,280,771
2,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,956,860
1,500,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,428,703
1,225,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	858,500
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 2,625,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	$ 2,010,509
1,575,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	1,468,076
650,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	574,208
550,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	557,926
1,350,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,113,075
1,475,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,289,378
400,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	432,509
1,125,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,104,764
1,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,727,020
900,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	791,803
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,620,109
1,000,000		Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	921,665
9,325,000		Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,906,324
1,125,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,048,589
1,550,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,518,231
2,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	2,500,510
1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,828,507
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,236,202
		TOTAL	39,174,239
		Health Insurance—0.2%
1,950,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,845,783
		Independent Energy—3.3%
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	968,377
675,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	676,178
1,900,000		Ascent Resources Utica Holdings LLC / ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,948,349
650,000		Ascent Resources Utica Holdings LLC / ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	805,737
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	66,199
575,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	616,992
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	375,270
2,175,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,281,747
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,958,147
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	577,565
3,150,000		Crownrock LP / Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	3,144,598
2,075,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,076,699
1,550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,551,749
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	528,533
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	571,832
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,385,295
1,600,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,498,748
1,200,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,241,701
2,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,740,060
2,325,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,405,633
		TOTAL	29,419,409
		Industrial - Other—1.5%
1,325,000		Artera Services LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	1,365,085
2,450,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	2,464,806
6,300,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,867,498
3,500,000		Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	3,596,845
		TOTAL	13,294,234
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—7.4%
$ 2,475,000		Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	$ 2,478,620
475,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	444,931
2,950,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,982,581
225,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	222,135
1,450,000		AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,454,860
3,625,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,377,286
975,000		Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	964,655
7,525,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	7,356,484
4,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,072,769
2,275,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	2,285,868
2,200,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	2,227,288
7,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,747,959
325,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	325,985
4,075,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	4,180,363
8,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,691,534
3,700,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,754,416
2,125,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,218,079
2,300,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	2,472,114
4,475,000		Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	4,529,613
1,550,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,437,487
5,350,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	5,440,383
		TOTAL	66,665,410
		Leisure—1.8%
900,000		Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	889,600
425,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	440,818
300,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	303,177
850,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	891,240
1,750,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,731,333
1,100,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,144,413
950,000		NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	938,898
450,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	435,824
900,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	886,790
825,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	816,365
1,050,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,059,477
3,875,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	3,664,098
3,175,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	3,234,776
		TOTAL	16,436,809
		Lodging—0.8%
1,000,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	866,222
2,325,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,314,962
775,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	775,692
1,550,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,604,019
1,725,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,609,319
		TOTAL	7,170,214
		Media Entertainment—3.4%
5,275,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	191,219
404,000		Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	172,552
1,300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	738,005
600,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	552,965
1,275,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	647,142
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 1,025,000	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	$ 380,270
7,550,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,979,507
400,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	355,999
2,875,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,733,456
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	312,580
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	456,440
1,975,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,781,316
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	605,418
2,400,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,134,260
450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	200,046
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	438,803
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	486,428
3,100,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,888,241
2,325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,055,342
3,900,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,234,067
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,560,164
1,825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,781,443
975,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	750,371
	TOTAL	30,436,034
	Metals & Mining—0.8%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	731,344
2,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,129,863
1,575,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,559,138
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,815,045
	TOTAL	7,235,390
	Midstream—5.2%
534,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	532,163
1,600,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,551,634
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,399,476
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,041,241
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	1,691,135
550,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	560,458
750,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	771,599
2,600,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,478,495
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,953,980
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,620,529
1,900,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,872,296
650,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	656,702
2,325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,195,872
1,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	1,162,348
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,655,072
950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	970,858
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	347,039
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,065,107
1,750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,695,655
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,671,834
1,075,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	1,077,553
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,611,203
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,312,458
2,150,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,938,008
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	$ 2,009,293
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,491,726
975,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	944,888
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,839,919
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	540,136
	TOTAL	46,658,677
	Oil Field Services—2.0%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,213,102
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,110,122
1,525,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	1,564,453
1,500,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,522,917
900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	859,625
150,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	155,518
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	381,739
1,870,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,876,841
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,081,098
3,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,126,142
	TOTAL	17,891,557
	Packaging—4.5%
4,408,496	ARD Finance S.A., Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	1,122,006
3,175,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,690,401
6,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	4,320,589
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,566,886
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	821,897
559,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	549,376
8,425,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	8,256,500
2,275,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	2,279,259
1,525,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,557,393
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,082,696
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,144,877
1,850,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,849,101
1,050,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,044,985
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,298,126
1,200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,237,015
6,625,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,582,406
	TOTAL	40,403,513
	Paper—0.5%
1,925,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,781,733
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,590,343
	TOTAL	4,372,076
	Pharmaceuticals—1.5%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	691,610
4,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,267,812
550,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	287,081
5,050,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,362,870
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,393,850
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	574,923
450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	462,939
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,102,040
	TOTAL	13,143,125
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—1.3%
$ 9,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	$ 8,170,719
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	828,597
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,311,908
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,358,276
	TOTAL	11,669,500
	Retailers—1.6%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,537,974
900,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	835,103
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,341,851
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,473,278
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,278,274
900,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	752,248
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	974,321
3,825,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	3,994,750
400,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	411,814
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	814,342
	TOTAL	14,413,955
	Supermarkets—0.6%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,016,146
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	272,023
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,256,983
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	405,917
	TOTAL	4,951,069
	Technology—12.5%
625,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	647,928
2,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	2,635,689
2,325,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,403,222
1,925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,011,551
1,250,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	1,270,206
3,575,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	3,560,122
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,156,157
4,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,868,265
525,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	535,432
3,475,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	3,374,209
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,837,030
2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,026,103
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,803,643
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,656,469
875,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	837,836
4,400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	4,359,162
300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	283,361
850,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	871,930
1,026,795	Goto Group, Inc., 144A, 5.500%, 5/1/2028	814,023
1,417,955	Goto Group, Inc., 144A, 5.500%, 5/1/2028	574,272
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,743,721
1,525,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,363,383
700,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	711,346
4,600,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,685,565
8,325,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	7,696,777
8,425,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,764,305
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,625,000		NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	$ 1,757,691
900,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	850,537
2,725,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	2,568,725
1,300,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,189,330
1,300,000		Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	1,350,302
3,100,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,872,459
500,000		Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	508,608
5,400,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	4,713,113
1,825,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,743,350
100,000		Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	107,331
825,000		Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	889,242
2,941,000		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,357,210
1,525,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,494,390
900,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	907,059
5,425,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,345,664
750,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	757,074
1,950,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,769,323
2,825,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,595,539
4,075,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	4,128,953
1,500,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,269,031
700,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	708,403
1,500,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,304,624
		TOTAL	112,679,665
		Transportation Services—0.6%
1,825,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,867,296
3,275,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,265,266
		TOTAL	5,132,562
		Utility - Electric—2.9%
400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	353,835
2,800,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,614,995
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,887,496
2,499,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	1,125,514
800,000		NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	757,841
2,500,000		NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,565,575
1,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,079,633
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	823,819
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	858,347
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	160,768
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,847,632
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,294,781
1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,592,486
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,429,307
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	393,582
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	838,148
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,397,005
		TOTAL	26,020,764
		TOTAL CORPORATE BONDS (IDENTIFIED COST $931,032,133)	858,673,714
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares		Value
	INVESTMENT COMPANY—3.2%
28,661,317	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3] (IDENTIFIED COST $28,661,317)	$ 28,661,317
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $959,693,450)[4]	887,335,031
	OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	11,090,230
	TOTAL NET ASSETS—100%	$898,425,261
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$32,017,578	$—	$32,017,578
Purchases at Cost	$120,104,675	$52,582,227	$172,686,902
Proceeds from Sales	$(152,101,748)	$(23,920,910)	$(176,022,658)
Change in Unrealized Appreciation/Depreciation	$(4,295)	$—	$(4,295)
Net Realized Gain/(Loss)	$(16,210)	$—	$(16,210)
Value as of 6/30/2024	$—	$28,661,317	$28,661,317
Shares Held as of 6/30/2024	—	28,661,317	28,661,317
Dividend Income	$615,356	$185,884	$801,240

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $963,782,276.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$858,673,714	$—	$858,673,714
Investment Company	28,661,317	—	—	28,661,317
TOTAL SECURITIES	$28,661,317	$858,673,714	$—	$887,335,031

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.59	$5.22	$6.34	$6.35	$6.36	$5.88
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.34	0.33	0.33	0.35	0.38
Net realized and unrealized gain (loss)	(0.06)	0.39	(1.08)	0.01	0.01	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.73	(0.75)	0.34	0.36	0.87
Less Distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.37)	(0.35)	(0.37)	(0.39)
Net Asset Value, End of Period	$5.53	$5.59	$5.22	$6.34	$6.35	$6.36
Total Return[2]	2.03%	14.43%	(11.96)%	5.42%	6.09%	15.18%
Ratios to Average Net Assets:
Net expenses[3]	0.04%[4]	0.04%	0.04%	0.02%	0.03%	0.03%
Net investment income	6.30%[4]	6.34%	5.77%	5.16%	5.70%	6.16%
Expense waiver/reimbursement	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$898,425	$845,567	$745,111	$2,494,249	$2,212,263	$1,866,222
Portfolio turnover[5]	12%	16%	13%	34%	38%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $28,661,317 of investments in affiliated holdings* (identified cost $959,693,450, including $28,661,317 of identified cost in affiliated holdings)	$887,335,031
Income receivable	15,217,211
Income receivable from affiliated holdings	104,224
Receivable for investments sold	1,431,280
Total Assets	904,087,746
Liabilities:
Payable for investments purchased	1,850,000
Income distribution payable	3,766,223
Accrued expenses (Note 5)	46,262
Total Liabilities	5,662,485
Net assets for 162,407,172 shares outstanding	$898,425,261
Net Assets Consist of:
Paid-in capital	$1,156,250,979
Total distributable earnings (loss)	(257,825,718)
Total Net Assets	$898,425,261
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$898,425,261 ÷ 162,407,172 shares outstanding, no par value, unlimited shares authorized	$5.53

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$27,243,857
Dividends (including $801,240 received from affiliated holdings*)	1,012,011
TOTAL INCOME	28,255,868
Expenses:
Administrative fee (Note 5)	2,757
Custodian fees	17,440
Transfer agent fees	26,851
Directors’/Trustees’ fees (Note 5)	2,592
Auditing fees	20,213
Legal fees	5,658
Portfolio accounting fees	75,896
Printing and postage	9,587
Commitment fee (Note 7)	4,925
Miscellaneous (Note 5)	7,028
TOTAL EXPENSES	172,947
Net investment income	28,082,921
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(16,210) on sales of investments in affiliated holdings*)	(12,634,041)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(4,295) on investments in affiliated holdings*)	4,122,634
Net realized and unrealized gain (loss) on investments	(8,511,407)
Change in net assets resulting from operations	$19,571,514

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,082,921	$50,343,766
Net realized gain (loss)	(12,634,041)	(25,508,183)
Net change in unrealized appreciation/depreciation	4,122,634	82,616,504
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,571,514	107,452,087
Distributions to Shareholders	(27,766,752)	(52,999,823)
Share Transactions:
Proceeds from sale of shares	88,534,200	135,520,135
Net asset value of shares issued to shareholders in payment of distributions declared	4,149,362	3,222,946
Cost of shares redeemed	(31,630,419)	(92,738,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	61,053,143	46,004,510
Change in net assets	52,857,905	100,456,774
Net Assets:
Beginning of period	845,567,356	745,110,582
End of period	$898,425,261	$845,567,356
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
16

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
17

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2024	Year Ended 12/31/2023
Shares sold	16,006,190	25,323,647
Shares issued to shareholders in payment of distributions declared	751,605	600,019
Shares redeemed	(5,735,500)	(17,409,623)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	11,022,295	8,514,043
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $963,782,276. The net unrealized depreciation of investments for federal tax purposes was $76,447,245. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $7,683,910 and unrealized depreciation from investments for those securities having an excess of cost over value of $84,131,155.
As of December 31, 2023, the Fund had a capital loss carryforward of $167,524,121 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$27,969,708	$139,554,413	$167,524,121
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$170,478,720
Sales	$106,589,068
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The
Semi-Annual Financial Statements and Additional Information
18

Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2024
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Semi-Annual Financial Statements and Additional Information
20

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
21

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
22

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
31867 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Mortgage Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—93.9%
	Federal Home Loan Mortgage Corporation—29.3%
$ 2,481,007	2.000%, 7/1/2035	$ 2,199,521
28,940,783	2.000%, 4/1/2036	25,693,436
13,239,846	2.000%, 5/1/2036	11,700,461
32,635,245	2.000%, 11/1/2036	28,820,378
7,005,688	2.000%, 8/1/2050	5,538,211
8,115,356	2.000%, 8/1/2050	6,473,766
43,641,901	2.000%, 9/1/2050	34,745,744
26,991,152	2.000%, 11/1/2050	21,286,723
23,384,137	2.000%, 12/1/2050	18,354,340
21,924,425	2.000%, 12/1/2050	17,290,821
12,335,870	2.000%, 1/1/2051	9,728,753
2,927,558	2.000%, 3/1/2051	2,320,728
65,023,979	2.000%, 3/1/2051	51,403,445
40,122,398	2.000%, 4/1/2051	31,542,448
26,716,077	2.000%, 5/1/2051	21,002,994
20,913,727	2.000%, 5/1/2051	16,441,444
87,246,774	2.000%, 1/1/2052	68,589,540
46,677,627	2.000%, 1/1/2052	37,191,828
39,296,191	2.500%, 12/1/2035	35,774,824
22,332,898	2.500%, 4/1/2037	20,310,690
5,943,067	2.500%, 5/1/2050	4,954,364
7,207,866	2.500%, 8/1/2050	6,008,748
6,347,891	2.500%, 9/1/2050	5,248,199
62,712,934	2.500%, 10/1/2051	51,770,317
13,042,026	2.500%, 10/1/2051	10,692,996
41,382,860	2.500%, 11/1/2051	34,485,376
28,519,485	2.500%, 12/1/2051	23,298,104
14,714,522	2.500%, 12/1/2051	12,248,186
2,406,259	2.500%, 1/1/2052	2,002,564
66,485,164	2.500%, 1/1/2052	55,216,767
13,127,550	2.500%, 3/1/2052	10,925,158
9,354,475	2.500%, 4/1/2052	7,723,698
60,958,118	2.500%, 4/1/2052	50,712,204
17,032,903	2.500%, 4/1/2052	14,047,568
23,330,429	2.500%, 5/1/2052	19,372,568
15,593,287	2.500%, 5/1/2052	12,894,382
10,716,064	2.500%, 5/1/2052	8,847,920
413,903	3.000%, 6/1/2045	363,303
554,056	3.000%, 5/1/2046	485,110
11,110,189	3.000%, 6/1/2046	9,606,128
4,129,819	3.000%, 6/1/2046	3,640,428
4,755,426	3.000%, 7/1/2046	4,236,757
1,681,746	3.000%, 9/1/2046	1,451,975
3,900,215	3.000%, 10/1/2046	3,410,001
2,491,307	3.000%, 11/1/2046	2,150,928
4,613,590	3.000%, 12/1/2046	4,046,687
6,520,087	3.000%, 5/1/2047	5,708,732
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 10,926,602	3.000%, 10/1/2050	$ 9,300,569
9,825,151	3.000%, 11/1/2050	8,363,029
7,765,628	3.000%, 11/1/2051	6,717,982
25,985,290	3.000%, 1/1/2052	22,211,693
8,609,624	3.000%, 4/1/2052	7,427,938
35,694,272	3.000%, 6/1/2052	30,605,546
28,293,611	3.000%, 8/1/2052	24,357,214
19,285,112	3.000%, 9/1/2052	16,484,518
28,966	3.500%, 6/1/2026	28,493
65,858	3.500%, 6/1/2026	64,602
25,909	3.500%, 7/1/2026	25,350
24,753,358	3.500%, 12/1/2047	22,340,076
7,364,518	3.500%, 5/1/2051	6,522,827
10,919,164	3.500%, 7/1/2051	9,732,633
24,434,314	3.500%, 2/1/2052	21,802,067
3,610,574	3.500%, 3/1/2052	3,240,515
7,493,757	3.500%, 5/1/2052	6,634,368
69,913,379	3.500%, 5/1/2052	61,961,214
19,792,657	3.500%, 6/1/2052	17,764,046
5,980,475	3.500%, 7/1/2052	5,352,566
17,869	4.000%, 5/1/2026	17,614
242,896	4.000%, 5/1/2026	239,338
587,474	4.000%, 12/1/2040	558,301
2,766,365	4.000%, 5/1/2048	2,569,280
9,573,849	4.000%, 4/1/2052	8,870,835
3,925,594	4.000%, 4/1/2052	3,643,469
14,271,007	4.000%, 5/1/2052	13,114,930
28,625,573	4.000%, 6/1/2052	26,190,359
21,859,717	4.000%, 7/1/2052	20,027,407
1,739,846	4.000%, 7/1/2052	1,604,884
15,682,869	4.000%, 8/1/2052	14,363,410
65,355,183	4.000%, 9/1/2052	59,856,603
14,028,983	4.000%, 10/1/2052	12,866,208
55,523,541	4.000%, 10/1/2052	50,921,539
18,310,264	4.000%, 11/1/2052	16,889,913
519	4.500%, 7/1/2024	517
1,414	4.500%, 8/1/2024	1,408
7,804	4.500%, 6/1/2025	7,762
29,580,695	4.500%, 10/1/2037	28,956,453
358,903	4.500%, 11/1/2039	349,691
106,956	4.500%, 6/1/2040	104,157
162,140	4.500%, 7/1/2040	157,861
596,095	4.500%, 8/1/2040	580,483
394,182	4.500%, 7/1/2041	383,838
364,340	4.500%, 7/1/2041	354,507
239,728	4.500%, 7/1/2041	233,254
1,540,436	4.500%, 10/1/2048	1,471,468
9,980,644	4.500%, 5/1/2052	9,493,869
35,449,706	4.500%, 8/1/2052	33,474,824
8,723,523	4.500%, 9/1/2052	8,248,445
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 12,677,944	4.500%, 10/1/2052	$ 11,961,957
5,956,782	4.500%, 10/1/2052	5,632,379
17,458,969	4.500%, 12/1/2052	16,475,428
28,128,658	4.500%, 1/1/2053	26,533,060
28,153,418	4.500%, 2/1/2053	26,556,415
14,035,551	4.500%, 3/1/2053	13,234,998
3,469,144	4.500%, 5/1/2053	3,297,291
11	5.000%, 7/1/2025	11
599,085	5.000%, 1/1/2034	596,969
205,017	5.000%, 5/1/2034	204,253
737	5.000%, 11/1/2035	735
248,202	5.000%, 4/1/2036	247,667
335	5.000%, 4/1/2036	334
4,619	5.000%, 4/1/2036	4,607
56,374	5.000%, 4/1/2036	56,260
66,783	5.000%, 5/1/2036	66,709
42,179	5.000%, 6/1/2036	42,088
87,239	5.000%, 6/1/2036	87,044
245,433	5.000%, 12/1/2037	245,116
39,990	5.000%, 5/1/2038	39,946
24,920	5.000%, 6/1/2038	24,904
44,568	5.000%, 9/1/2038	44,558
40,898	5.000%, 2/1/2039	40,890
39,932	5.000%, 6/1/2039	39,946
1,203,624	5.000%, 10/1/2039	1,203,122
110,786	5.000%, 2/1/2040	110,779
186,937	5.000%, 8/1/2040	187,027
32,697,029	5.000%, 10/1/2052	31,664,650
19,220,118	5.000%, 3/1/2053	18,613,261
10,274,621	5.000%, 5/1/2053	9,947,319
537,051	5.500%, 5/1/2034	544,230
20,111	5.500%, 3/1/2036	20,494
30,586	5.500%, 3/1/2036	31,166
10,401	5.500%, 3/1/2036	10,600
68,700	5.500%, 3/1/2036	69,790
151,041	5.500%, 6/1/2036	153,874
75,141	5.500%, 6/1/2036	76,550
26,069	5.500%, 6/1/2036	26,526
72,254	5.500%, 9/1/2037	73,643
113,834	5.500%, 9/1/2037	115,996
79,108	5.500%, 12/1/2037	80,649
9,842	5.500%, 3/1/2038	10,023
10,343,958	5.500%, 5/1/2038	10,367,447
4,254,750	5.500%, 9/1/2052	4,210,075
26,782,478	5.500%, 12/1/2052	26,435,977
22,697,564	5.500%, 3/1/2053	22,403,912
14,700,706	5.500%, 9/1/2053	14,505,920
4,072	6.000%, 7/1/2029	4,084
12,231	6.000%, 2/1/2032	12,451
10,145	6.000%, 5/1/2036	10,425
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 21,942	6.000%, 8/1/2037	$ 22,643
174,956	6.000%, 9/1/2037	180,351
23,574,700	6.000%, 11/1/2053	23,653,560
3,149	6.500%, 6/1/2029	3,206
1,162	6.500%, 7/1/2029	1,183
103,028	6.500%, 11/1/2036	107,530
1,237	6.500%, 4/1/2038	1,296
1,020	6.500%, 4/1/2038	1,069
32,035,796	6.500%, 10/1/2053	32,631,659
27,437,525	6.500%, 11/1/2053	27,930,712
5,517	7.000%, 4/1/2032	5,677
93,677	7.000%, 4/1/2032	97,733
7,243	7.000%, 9/1/2037	7,684
7,753	7.500%, 10/1/2029	8,020
4,730	7.500%, 11/1/2029	4,898
2,283	7.500%, 4/1/2031	2,285
9,121	7.500%, 5/1/2031	9,568
1,099	8.000%, 3/1/2030	1,127
19,265	8.000%, 1/1/2031	19,740
22,268	8.000%, 2/1/2031	23,025
11,279	8.000%, 3/1/2031	11,639
248	8.500%, 9/1/2025	250
21	8.500%, 9/1/2025	21
	TOTAL	1,759,497,567
	Federal National Mortgage Association—48.9%
26,774,768	2.000%, 8/1/2035	23,695,159
5,009,668	2.000%, 4/1/2036	4,428,764
26,953,392	2.000%, 5/1/2036	23,743,739
23,991,327	2.000%, 1/1/2037	21,269,353
8,830,360	2.000%, 2/1/2037	7,834,017
18,767,453	2.000%, 5/1/2050	14,836,245
40,574,868	2.000%, 7/1/2050	32,075,675
7,269,557	2.000%, 8/1/2050	5,776,340
36,952,728	2.000%, 10/1/2050	29,142,976
34,935,073	2.000%, 11/1/2050	27,551,741
11,510,382	2.000%, 3/1/2051	9,146,070
302,438,783	2.000%, 5/1/2051	238,520,040
37,598,682	2.000%, 5/1/2051	29,957,900
16,391,202	2.000%, 7/1/2051	12,988,480
7,057,677	2.000%, 8/1/2051	5,592,543
42,365,436	2.000%, 8/1/2051	33,252,868
37,339,497	2.000%, 10/1/2051	29,272,974
21,598,981	2.000%, 10/1/2051	17,047,657
28,731,204	2.000%, 10/1/2051	22,524,348
25,808,843	2.000%, 11/1/2051	20,459,137
10,604,134	2.000%, 12/1/2051	8,406,089
5,729,301	2.000%, 12/1/2051	4,563,206
28,135,994	2.000%, 12/1/2051	22,057,722
6,882,895	2.000%, 1/1/2052	5,443,290
38,186,452	2.000%, 1/1/2052	30,020,493
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$114,479,757	2.000%, 2/1/2052	$ 90,392,426
69,680,059	2.000%, 2/1/2052	54,779,369
17,540,364	2.000%, 2/1/2052	13,899,083
23,529,551	2.000%, 2/1/2052	18,497,888
33,465,930	2.000%, 2/1/2052	26,560,423
14,183,423	2.000%, 3/1/2052	11,216,862
18,665,504	2.000%, 3/1/2052	14,790,650
13,800,123	2.000%, 3/1/2052	10,969,795
11,686,912	2.000%, 3/1/2052	9,308,253
16,316,352	2.000%, 3/1/2052	12,773,654
97,444,884	2.000%, 3/1/2052	76,606,841
35,739,213	2.000%, 4/1/2052	28,152,425
24,171,559	2.000%, 4/1/2052	18,934,624
32,715,329	2.500%, 9/1/2036	29,579,208
2,114,789	2.500%, 12/1/2036	1,925,942
30,933,964	2.500%, 12/1/2036	28,074,942
3,435,474	2.500%, 5/1/2037	3,121,177
8,252,649	2.500%, 6/1/2050	6,879,719
2,956,177	2.500%, 7/1/2050	2,445,904
6,014,182	2.500%, 9/1/2050	4,976,059
14,598,031	2.500%, 9/1/2050	12,069,106
31,960,162	2.500%, 9/1/2050	26,353,554
33,374,111	2.500%, 10/1/2050	27,290,014
12,505,138	2.500%, 11/1/2050	10,237,176
25,686,005	2.500%, 11/1/2050	21,003,449
19,990,980	2.500%, 2/1/2051	16,371,615
39,014,729	2.500%, 9/1/2051	32,231,535
72,068,540	2.500%, 10/1/2051	59,538,531
62,022,976	2.500%, 10/1/2051	51,258,895
62,190,576	2.500%, 10/1/2051	51,222,497
31,410,168	2.500%, 11/1/2051	25,664,466
14,116,197	2.500%, 12/1/2051	11,533,993
48,687,274	2.500%, 12/1/2051	39,811,588
7,438,955	2.500%, 1/1/2052	6,135,139
59,134,830	2.500%, 1/1/2052	48,770,345
16,839,176	2.500%, 1/1/2052	13,877,271
21,810,988	2.500%, 1/1/2052	18,090,444
4,985,934	2.500%, 2/1/2052	4,122,962
38,829,751	2.500%, 2/1/2052	32,369,940
19,301,515	2.500%, 2/1/2052	15,960,786
2,334,455	2.500%, 2/1/2052	1,910,708
3,902,948	2.500%, 3/1/2052	3,234,739
36,218,471	2.500%, 3/1/2052	29,644,142
17,710,714	2.500%, 4/1/2052	14,490,353
2,161,269	2.500%, 5/1/2052	1,767,101
29,577,139	2.500%, 5/1/2052	24,416,301
796,017	3.000%, 2/1/2032	757,972
2,171,490	3.000%, 8/1/2043	1,931,803
1,571,820	3.000%, 9/1/2043	1,397,913
5,606,414	3.000%, 8/1/2046	4,901,748
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,803,942	3.000%, 9/1/2046	$ 2,451,516
3,096,659	3.000%, 11/1/2046	2,707,443
624,567	3.000%, 2/1/2047	547,822
7,816,517	3.000%, 3/1/2047	6,834,065
4,864,630	3.000%, 12/1/2047	4,259,279
7,771,584	3.000%, 12/1/2047	6,794,780
3,311,987	3.000%, 2/1/2048	2,849,131
27,790,320	3.000%, 2/1/2048	24,297,377
1,121,537	3.000%, 11/1/2049	968,656
11,260,597	3.000%, 1/1/2051	9,584,860
114,419,071	3.000%, 5/1/2051	97,481,272
26,501,920	3.000%, 7/1/2051	22,587,043
37,403,906	3.000%, 7/1/2051	31,866,894
15,123,241	3.000%, 12/1/2051	13,012,105
32,548,996	3.000%, 12/1/2051	27,954,445
5,844,920	3.000%, 1/1/2052	5,077,399
19,313,856	3.000%, 2/1/2052	16,741,459
14,248,482	3.000%, 2/1/2052	12,168,180
10,271,770	3.000%, 2/1/2052	8,746,876
9,455,126	3.000%, 3/1/2052	8,062,843
18,570,368	3.000%, 4/1/2052	16,004,144
20,974,105	3.000%, 4/1/2052	18,144,530
5,974,756	3.000%, 4/1/2052	5,149,109
23,688,129	3.000%, 4/1/2052	20,333,258
11,539,005	3.000%, 5/1/2052	9,854,290
4,687,700	3.000%, 5/1/2052	3,997,428
25,833,889	3.000%, 6/1/2052	22,300,252
47,390,026	3.000%, 6/1/2052	40,693,142
18,899,536	3.000%, 6/1/2052	16,106,507
21,560,779	3.000%, 6/1/2053	18,348,859
26,355	3.500%, 11/1/2025	25,925
36,633	3.500%, 11/1/2025	36,010
43,202	3.500%, 12/1/2025	42,466
46,867	3.500%, 1/1/2026	46,036
14,190	3.500%, 1/1/2026	13,938
8,903,477	3.500%, 9/1/2037	8,411,692
17,760,648	3.500%, 1/1/2048	15,912,553
15,582,858	3.500%, 11/1/2050	14,050,245
12,063,734	3.500%, 6/1/2051	10,684,970
12,622,354	3.500%, 7/1/2051	11,286,247
44,832,561	3.500%, 3/1/2052	40,293,573
14,803,756	3.500%, 5/1/2052	13,119,931
19,716,264	3.500%, 5/1/2052	17,479,837
43,336,237	3.500%, 6/1/2052	38,542,465
16,663,817	3.500%, 6/1/2052	14,862,157
36,584,546	3.500%, 7/1/2052	32,617,662
9,591,959	3.500%, 1/1/2053	8,548,151
9,427,750	3.500%, 4/1/2053	8,344,360
29,322	4.000%, 12/1/2025	28,952
56,343	4.000%, 7/1/2026	55,478
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 24,360,116	4.000%, 11/1/2037	$ 23,426,622
6,645,447	4.000%, 10/1/2051	6,093,090
3,151,074	4.000%, 4/1/2052	2,885,224
4,869,832	4.000%, 4/1/2052	4,458,973
24,668,561	4.000%, 7/1/2052	22,670,190
21,574,449	4.000%, 7/1/2052	19,900,891
15,541,221	4.000%, 9/1/2052	14,228,822
18,124,037	4.000%, 9/1/2052	16,684,150
5,452,501	4.000%, 10/1/2052	5,009,096
25,706,680	4.000%, 4/1/2053	23,541,872
37,155,765	4.000%, 5/1/2053	34,224,198
76,591	4.500%, 2/1/2039	74,631
435,357	4.500%, 5/1/2040	423,910
120,787	4.500%, 11/1/2040	117,590
1,339,638	4.500%, 4/1/2041	1,303,764
650,116	4.500%, 6/1/2041	632,736
7,714,482	4.500%, 8/1/2052	7,294,356
5,258,994	4.500%, 8/1/2052	4,961,746
16,854,919	4.500%, 10/1/2052	16,010,487
21,087,428	4.500%, 2/1/2053	19,924,193
22,587,701	4.500%, 7/1/2053	21,313,472
822,525	5.000%, 2/1/2036	820,681
474,377	5.000%, 7/1/2040	474,576
499,470	5.000%, 10/1/2041	499,135
37,148,048	5.000%, 8/1/2052	36,009,958
14,988,385	5.000%, 11/1/2052	14,572,049
8,748,772	5.000%, 12/1/2052	8,469,804
23,361,493	5.000%, 2/1/2053	22,601,974
19,258,404	5.000%, 4/1/2054	18,642,815
20,226	5.500%, 1/1/2032	20,440
11,913	5.500%, 1/1/2032	12,043
212,108	5.500%, 9/1/2034	215,315
533,500	5.500%, 12/1/2034	541,569
16,038	5.500%, 4/1/2035	16,266
80,396	5.500%, 1/1/2036	81,756
42,152	5.500%, 3/1/2036	42,871
171,026	5.500%, 4/1/2036	173,855
281,573	5.500%, 4/1/2036	286,329
176,793	5.500%, 5/1/2036	180,191
58,628	5.500%, 9/1/2036	59,638
196,176	5.500%, 8/1/2037	199,557
114,311	5.500%, 7/1/2038	116,530
330,426	5.500%, 4/1/2041	337,501
9,367,227	5.500%, 9/1/2052	9,278,237
7,821,467	5.500%, 11/1/2052	7,720,276
24,226,675	5.500%, 4/1/2053	24,004,090
13,948,885	5.500%, 8/1/2053	13,764,061
3,473	6.000%, 1/1/2029	3,494
4,534	6.000%, 2/1/2029	4,564
1,548	6.000%, 2/1/2029	1,552
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,808	6.000%, 4/1/2029	$ 2,834
4,750	6.000%, 5/1/2029	4,795
2,967	6.000%, 5/1/2029	2,988
288,514	6.000%, 7/1/2034	295,860
167,394	6.000%, 11/1/2034	171,695
82,386	6.000%, 7/1/2036	85,026
17,015	6.000%, 7/1/2036	17,559
87,199	6.000%, 10/1/2037	90,085
10,099	6.000%, 6/1/2038	10,470
462,172	6.000%, 7/1/2038	478,084
42,585	6.000%, 9/1/2038	44,082
28,144	6.000%, 10/1/2038	29,154
270,561	6.000%, 2/1/2039	280,481
6,038,775	6.000%, 10/1/2053	6,061,164
47,235,268	6.000%, 12/1/2053	47,393,274
6,877	6.500%, 9/1/2028	6,887
1,519	6.500%, 8/1/2029	1,546
3,582	6.500%, 6/1/2031	3,674
9,533	6.500%, 6/1/2031	9,746
1,437	6.500%, 6/1/2031	1,469
1,868	6.500%, 1/1/2032	1,909
21,101	6.500%, 3/1/2032	21,680
76,367	6.500%, 4/1/2032	78,709
12,601	6.500%, 5/1/2032	12,997
113,746	6.500%, 7/1/2036	118,617
2,419	6.500%, 8/1/2036	2,504
11,978	6.500%, 9/1/2036	12,535
21,112	6.500%, 12/1/2036	22,023
54,525	6.500%, 9/1/2037	57,179
180	6.500%, 12/1/2037	188
23,530	6.500%, 10/1/2038	24,671
13,979,914	6.500%, 10/1/2053	14,239,939
5,847	7.000%, 9/1/2031	6,042
3,121	7.000%, 9/1/2031	3,209
66,990	7.000%, 11/1/2031	69,804
4,710	7.000%, 12/1/2031	4,905
20,449	7.000%, 2/1/2032	21,269
21,344	7.000%, 3/1/2032	22,241
35,281	7.000%, 3/1/2032	36,280
4,166	7.000%, 4/1/2032	4,345
10,196	7.000%, 4/1/2032	10,547
89,492	7.000%, 4/1/2032	93,436
103,879	7.000%, 6/1/2037	110,562
4,228	7.500%, 9/1/2030	4,395
4,725	7.500%, 5/1/2031	4,932
1,497	7.500%, 6/1/2031	1,568
15,957	7.500%, 8/1/2031	16,732
24,971	7.500%, 1/1/2032	25,682
419	7.500%, 6/1/2033	436
605	8.000%, 11/1/2029	620
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 31	9.000%, 6/1/2025	$ 31
	TOTAL	2,936,537,768
	Government National Mortgage Association—6.9%
5,249,731	3.000%, 1/20/2047	4,631,115
37,794,088	3.000%, 9/20/2050	32,761,801
43,398,330	3.000%, 5/20/2052	37,850,391
611,631	3.500%, 8/15/2043	562,100
388,516	3.500%, 8/15/2043	357,189
6,979,677	3.500%, 3/20/2047	6,366,072
8,875,439	3.500%, 11/20/2047	8,075,756
16,976,967	3.500%, 5/20/2052	15,224,508
27,568,562	3.500%, 11/20/2052	24,772,316
560,599	4.000%, 9/15/2040	533,067
1,509,058	4.000%, 10/15/2040	1,436,309
705,568	4.000%, 1/15/2041	670,916
921,976	4.000%, 10/15/2041	876,155
2,864,805	4.000%, 6/15/2048	2,671,445
135,203	4.500%, 1/15/2039	131,695
89,955	4.500%, 6/15/2039	87,546
422,262	4.500%, 10/15/2039	410,851
155,813	4.500%, 1/15/2040	151,609
88,168	4.500%, 6/15/2040	85,776
62,143	4.500%, 9/15/2040	60,423
79,269	4.500%, 2/15/2041	77,087
470,950	4.500%, 3/15/2041	458,183
41,519	4.500%, 5/15/2041	40,369
1,550,370	4.500%, 6/20/2041	1,511,891
329,724	4.500%, 9/15/2041	320,582
290,264	4.500%, 10/15/2043	280,978
13,863,371	4.500%, 11/20/2053	13,174,954
35,659,415	4.500%, 12/20/2053	33,888,664
245,131	5.000%, 1/15/2039	243,984
209,401	5.000%, 5/15/2039	208,508
285,656	5.000%, 8/20/2039	285,247
72,135,659	5.000%, 9/20/2053	70,229,041
94,097	5.500%, 12/15/2038	95,775
69,708	5.500%, 12/20/2038	70,887
151,685	5.500%, 1/15/2039	154,496
142,959	5.500%, 2/15/2039	145,758
28,660,178	5.500%, 7/20/2053	28,448,158
43,317,334	5.500%, 8/20/2053	42,996,885
38,726,998	5.500%, 9/20/2053	38,452,610
3,811	6.000%, 10/15/2028	3,829
3,424	6.000%, 3/15/2029	3,447
47,843	6.000%, 2/15/2036	48,838
60,564	6.000%, 4/15/2036	61,909
45,273	6.000%, 6/15/2037	46,250
43,744,514	6.000%, 6/20/2053	43,959,702
7,105	6.500%, 10/15/2028	7,207
2,659	6.500%, 11/15/2028	2,697
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,914		6.500%, 12/15/2028	$ 2,956
1,701		6.500%, 2/15/2029	1,726
4,558		6.500%, 3/15/2029	4,624
17,990		6.500%, 9/15/2031	18,310
42,131		6.500%, 2/15/2032	42,975
5,041		7.000%, 11/15/2027	5,073
3,651		7.000%, 6/15/2028	3,689
2,067		7.000%, 11/15/2028	2,085
4,383		7.000%, 1/15/2029	4,425
4,856		7.000%, 5/15/2029	4,929
160		7.000%, 10/15/2029	160
13,655		7.000%, 5/15/2030	13,862
10,261		7.000%, 11/15/2030	10,451
5,048		7.000%, 12/15/2030	5,119
7,213		7.000%, 8/15/2031	7,355
29,943		7.000%, 10/15/2031	30,622
8,297		7.000%, 12/15/2031	8,506
5,806		7.500%, 8/15/2029	5,965
26,501		7.500%, 10/15/2029	27,187
1,064		7.500%, 10/15/2030	1,094
4,882		7.500%, 1/15/2031	5,046
1,711		8.000%, 10/15/2029	1,769
6,017		8.000%, 11/15/2029	6,220
4,812		8.000%, 1/15/2030	4,966
2,227		8.000%, 10/15/2030	2,301
31,262		8.000%, 11/15/2030	32,535
2,434		8.500%, 5/15/2029	2,526
		TOTAL	413,191,452
	[1]	Uniform Mortgage-Backed Securities, TBA—8.8%
100,000,000		2.500%, 7/1/2054	81,671,880
40,000,000		3.000%, 7/1/2054	34,037,520
105,000,000		3.500%, 7/1/2054	92,933,148
54,000,000		4.000%, 7/1/2054	49,401,565
45,000,000		4.500%, 7/1/2054	42,417,765
30,000,000		4.500%, 7/20/2054	28,517,127
65,000,000		5.000%, 7/1/2054	62,818,925
50,000,000		5.500%, 7/1/2054	49,314,450
70,000,000		6.000%, 7/1/2054	70,196,917
19,250,000		6.000%, 7/20/2054	19,332,719
		TOTAL	530,642,016
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,731,604,178)	5,639,868,803
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.2%
	[2]	Federal Home Loan Mortgage Corporation—2.3%
13,347,643		REMIC, Series 5342, Class FB, 5.899% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	13,058,230
19,746,637		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	19,746,588
9,677,103		REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	9,576,632
47,025,011		REMIC, Series 5400, Class FA, 6.069% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	46,025,663
50,000,000		REMIC, Series 5428, Class JF, 6.430% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	49,968,580
		TOTAL	138,375,693
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal National Mortgage Association—3.7%
$ 2,532,427		REMIC, Series 2017-30, Class FA, 5.800% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	$ 2,483,040
11,802,567		REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	11,579,833
43,431,055		REMIC, Series 2023-42, Class FA, 5.749% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	42,133,917
22,899,212		REMIC, Series 2024-13, Class FA, 6.335% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	22,873,835
48,130,963		REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	47,766,462
49,093,582		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	47,982,643
34,135,118		REMIC, Series 2024-22, Class FA, 6.235% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	33,932,454
14,194,283		REMIC, Series 2024-25, Class FA, 6.435% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	14,023,363
		TOTAL	222,775,547
	[2]	Government National Mortgage Association—1.7%
7,049,520		REMIC, Series 2022-175, Class FA, 6.233% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	6,927,518
29,273,222		REMIC, Series 2023-35, Class FH, 5.883% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	28,648,552
5,058,183		REMIC, Series 2023-111, Class FD, 6.333% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	5,051,323
41,522,816		REMIC, Series 2023-117, Class F, 6.283% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	40,902,249
18,975,816		REMIC, Series 2024-59, Class MF, 6.433% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	18,792,901
		TOTAL	100,322,543
		Non-Agency Mortgage-Backed Securities—1.5%
424,381		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	246,643
34,113,315		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	29,470,704
28,076,087		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	23,330,571
6,119,925		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,085,515
5,380,194		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,470,816
121,404		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.098%, 8/25/2035	109,497
1,482,199		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,224,419
2,590,708		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,120,053
21,854,290		Sequoia Mortgage Trust 2023-2, Class A1, 5.000%, 3/25/2053	20,906,701
		TOTAL	86,964,919
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $553,604,030)	548,438,702
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.3%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,384,151
		Single Family Rental Securities—1.3%
14,587,220		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,917,169
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	14,817,729
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,170,478
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,303,904
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2028	3,363,748
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	5,202,673
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/1/2041	12,170,517
		TOTAL	76,946,218
		Student Loans—0.4%
2,901,818		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,635,575
6,054,398		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	5,481,167
4,374,468		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,029,848
4,735,284	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 6.243% (CME Term SOFR 1 Month +0.914%), 2/15/2036	4,718,797
7,561,144	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.543% (CME Term SOFR 1 Month +1.214%), 7/15/2053	7,551,958
		TOTAL	24,417,345
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $125,741,729)	121,747,714
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[2]	AGENCY RISK TRANSFER SECURITIES—0.2%
$ 2,573,022		FHLMC - STACR, Series 2023-DNA1, Class M1A, 7.435% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	$ 2,622,924
10,400,000		FNMA - CAS, Series 2023-R05, Class 1M2, 8.435% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,988,200
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $12,973,023)	13,611,124
		INVESTMENT COMPANY—2.7%
161,560,365		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3] (IDENTIFIED COST $161,560,365)	161,560,365
		TOTAL INVESTMENT IN SECURITIES—108.0% (IDENTIFIED COST $6,585,483,325)[4]	6,485,226,708
		OTHER ASSETS AND LIABILITIES - NET—(8.0)%[5]	(479,866,511)
		TOTAL NET ASSETS—100%	$6,005,360,197
At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	1,500	$306,328,125	September 2024	$778,110
United States Treasury Notes 5-Year Long Futures	1,129	$120,326,703	September 2024	$535,500
United States Treasury Notes 10-Year Long Futures	239	$26,286,265	September 2024	$240,356
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	525	$59,603,906	September 2024	$(563,901)
United States Treasury Ultra Bond Short Futures	375	$47,003,906	September 2024	$(1,780,296)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(790,231)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2023	$119,161,249
Purchases at Cost	$1,556,878,080
Proceeds from Sales	$(1,514,478,964)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2024	$161,560,365
Shares Held as of 6/30/2024	161,560,365
Dividend Income	$5,566,886

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $6,588,918,663.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Financial Statements and Additional Information

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,639,868,803	$—	$5,639,868,803
Collateralized Mortgage Obligations	—	548,438,702	—	548,438,702
Asset-Backed Securities	—	121,747,714	—	121,747,714
Agency Risk Transfer Securities	—	13,611,124	—	13,611,124
Investment Company	161,560,365	—	—	161,560,365
TOTAL SECURITIES	$161,560,365	$6,323,666,343	$—	$6,485,226,708
Other Financial Instruments:[1]
Assets	$1,553,966	$—	$—	$1,553,966
Liabilities	(2,344,197)	—	—	(2,344,197)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(790,231)	$—	$—	$(790,231)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.45	$8.38	$9.76	$10.07	$9.88	$9.60
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.35	0.25	0.17	0.24	0.32
Net realized and unrealized gain (loss)	(0.28)	0.07	(1.37)	(0.26)	0.22	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.42	(1.12)	(0.09)	0.46	0.60
Less Distributions:
Distributions from net investment income	(0.19)	(0.35)	(0.26)	(0.22)	(0.27)	(0.32)
Net Asset Value, End of Period	$8.17	$8.45	$8.38	$9.76	$10.07	$9.88
Total Return[2]	(0.99)%	5.19%	(11.57)%	(0.89)%	4.70%	6.33%
Ratios to Average Net Assets:
Net expenses[3]	0.02%[4]	0.02%	0.02%	0.02%	0.02%	0.03%
Net investment income	4.63%[4]	4.27%	2.78%	1.72%	2.42%	3.25%
Expense waiver/reimbursement	—%[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,005,360	$5,517,185	$3,184,276	$3,204,459	$2,143,118	$2,528,865
Portfolio turnover[5]	35%	53%	204%	351%	257%	130%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	12%	31%	123%	65%	72%	100%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $161,560,365 of investments in affiliated holdings* (identified cost $6,585,483,325, including $161,560,365 of identified cost in affiliated holdings)	$6,485,226,708
Cash	50,091,492
Due from broker (Note 2)	3,300,294
Income receivable	17,353,964
Income receivable from affiliated holdings	1,328,440
Receivable for investments sold	82,705
Receivable for variation margin on futures contracts	728,300
Total Assets	6,558,111,903
Liabilities:
Payable for investments purchased	529,397,777
Payable for shares redeemed	5,000,000
Income distribution payable	18,148,487
Payable for dollar roll transactions	320
Payable for Directors’/Trustees’ fees (Note 5)	242
Accrued expenses (Note 5)	204,880
Total Liabilities	552,751,706
Net assets for 734,849,441 shares outstanding	$6,005,360,197
Net Assets Consist of:
Paid-in capital	$6,607,312,549
Total distributable earnings (loss)	(601,952,352)
Total Net Assets	$6,005,360,197
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,005,360,197 ÷ 734,849,441 shares outstanding, no par value, unlimited shares authorized	$8.17

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$125,116,108
Dividends received from affiliated holdings*	5,566,886
TOTAL INCOME	130,682,994
Expenses:
Administrative fee (Note 5)	3,645
Custodian fees	99,449
Transfer agent fees	170,460
Directors’/Trustees’ fees (Note 5)	12,372
Auditing fees	17,901
Legal fees	5,658
Portfolio accounting fees	106,072
Printing and postage	9,883
TOTAL EXPENSES	425,440
Net investment income	130,257,554
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(42,347,801)
Net realized loss on futures contracts	(4,497,177)
Net change in unrealized appreciation of investments	(126,568,814)
Net change in unrealized appreciation of futures contracts	(8,150,357)
Net realized and unrealized gain (loss) on investments and futures contracts	(181,564,149)
Change in net assets resulting from operations	$(51,306,595)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,257,554	$199,901,443
Net realized gain (loss)	(46,844,978)	(88,955,272)
Net change in unrealized appreciation/depreciation	(134,719,171)	159,353,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(51,306,595)	270,299,248
Distributions to Shareholders	(134,402,675)	(199,751,824)
Share Transactions:
Proceeds from sale of shares	694,026,200	2,726,863,581
Net asset value of shares issued to shareholders in payment of distributions declared	32,058,077	35,191,234
Cost of shares redeemed	(52,200,200)	(499,692,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	673,884,077	2,262,361,873
Change in net assets	488,174,807	2,332,909,297
Net Assets:
Beginning of period	5,517,185,390	3,184,276,093
End of period	$6,005,360,197	$5,517,185,390
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Semi-Annual Financial Statements and Additional Information

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $337,085,578 and $59,275,446, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(790,231)*

*
Includes net cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(4,497,177)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(8,150,357)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2024	Year Ended 12/31/2023
Shares sold	84,522,928	328,676,656
Shares issued to shareholders in payment of distributions declared	3,919,486	4,270,767
Shares redeemed	(6,410,563)	(59,994,883)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	82,031,851	272,952,540
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $6,588,918,663. The net unrealized depreciation of investments for federal tax purposes was $104,482,186. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $28,923,741 and unrealized depreciation from investments for those securities having an excess of cost over value of $133,405,927. The amounts presented are inclusive of derivative contracts.
Semi-Annual Financial Statements and Additional Information

As of December 31, 2023, the Fund had a capital loss carryforward of $443,189,206 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$289,842,586	$153,346,620	$443,189,206
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$11,942,432
Sales	$203,074,876
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
Semi-Annual Financial Statements and Additional Information

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Mortgage Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Semi-Annual Financial Statements and Additional Information

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
31866 (8/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

High Yield Bond Core Fund: Not Applicable.

Mortgage Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

High Yield Bond Core Fund: Not Applicable.

Mortgage Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

High Yield Bond Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

High Yield Bond Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  August 22, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024